UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                                       FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment   [ x ]; Amendment number: [ 19 ]
This Amendment (Check only one):  [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        The Southern Fiduciary Group Inc.
Address:     2325 Crestmoor Road, Suite 202
             P.O. Box 158947
             Nashville, Tennessee 37215

Form 13F File Number:  28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701

Signature, Place, and Date of Signing

Ernest Williams III        Nashville, TN    November 1, 2004
   [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  36
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $181,562
LIST OF OTHER INCLUDED MANAGERS:
                                      NONE



      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                           TITLE OF             VALUE       SHARES/     SH/    INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT     PRN    DSCRETN   MNGERS    SOLE    SHARED    NONE
------------------------------------- -------  --------    ------------------   -----    ------  ---------------------------

Am Retirement Corp            COM    028913101       16987     2220574    SH     SOLE     None   1023733     0      1196841
Bancorp South                 COM    059692103         276       12000    SH     SOLE     None     12000     0            0
Belo Corp Cl A                COM    080555105        4141      183721    SH     SOLE     None     74916     0       108805
Berkshire Hath Cl B           COM    084670207       22078        7690    SH     SOLE     None      3291     0         4399
Berry Petroleum 'A'           COM    085789105        9462      257612    SH     SOLE     None    106820     0       150792
Coca-Cola Co                  COM    191216100         224        5600    SH     SOLE     None      3800     0         1800
Correc Crp of Am              COM    22025Y100        4633      131033    SH     SOLE     None     38774     0        92259
Fairfax Financial Hldg        COM    303901102       19807      158648    SH     SOLE     None     61500     0        97148
General Electric              COM    369604103         299        8900    SH     SOLE     None         0     0         8900
Gillette Co                   COM    375766102        1083       25948    SH     SOLE     None      6200     0        19748
GTECH Holdings                COM    400518106       16585      655008    SH     SOLE     None    278652     0       376356
Hanson PLC                    COM    411352305         444       12000    SH     SOLE     None     10000     0         2000
HCC Ins Hldgs                 COM    404132102        4534      150368    SH     SOLE     None     58508     0        91860
Intl Flavor & Fragrn          COM    459506101        1017       26628    SH     SOLE     None     13000     0        13628
LabOne                        COM    50540L105       19914      681270    SH     SOLE     None    315902     0       365368
Lee Enterprises               COM    523768109        2054       44330    SH     SOLE     None     26030     0        18300
Legacy Hotels                 COM    524919107        3241      623300    SH     SOLE     None    165800     0       457500
Leucadia Natl Corp            COM    527288104        1014       17900    SH     SOLE     None      8800     0         9100
Level 3 Communications        COM    52729N100        3402     1313396    SH     SOLE     None    485000     0       828396
Loews Corp                    COM    540424108        7516      128480    SH     SOLE     None     34600     0        93880
McCormick & Co                COM    579780206         515       15000    SH     SOLE     None     15000     0            0
Media General                 COM    584404107         263        4700    SH     SOLE     None      1300     0         3400
Natl Health Investors         COM    63633D104       11065      389064    SH     SOLE     None     86081     0       302983
Natl Health Realty            COM    635905102         580       30425    SH     SOLE     None     21877     0         8548
Natl Healthcare Corp          COM    635906100         670       23521    SH     SOLE     None     21877     0         1644
Pall Corp                     COM    696429307        4760      194460    SH     SOLE     None     56500     0       137960
Ryerson Tull Inc              COM    783755101        1580       92006    SH     SOLE     None      5560     0        86446
Scripps E W Co Cl A           COM    811039106        1752       36666    SH     SOLE     None     24390     0        12276
Syntroleum Corp               COM    871630109        6427      915457    SH     SOLE     None    421535     0       493922
Tidewater Inc                 COM    886423102        9134      280600    SH     SOLE     None    110200     0       170400
Trustmark Corp                COM    898402102         291        9364    SH     SOLE     None      9364     0            0
Vulcan Materials              COM    929160109         795       15600    SH     SOLE     None      6000     0         9600
Wal-Mart Stores               COM    931142103         543       10200    SH     SOLE     None         0     0        10200
Washington Post 'B'           COM    939640108         652         709    SH     SOLE     None         0     0          709
Wesco Financial               COM    950817106         651        1851    SH     SOLE     None      1851     0            0
White Mountain Insur          COM    G9618E107        3173        6032    SH     SOLE     None      1282     0         4750

TOTAL                                               181562